Intangible Assets, Net - Schedule of Amortization Expense of Identifiable Intangible Assets (Details)	Dec. 31, 2024 USD ($)
Schedule of Amortization Expense of Identifiable Intangible Assets [Abstract]
2025	$ 136,448
2026	120,340
2027	23
2028
2029